Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Revenue [Abstract]
Schedule of Revenue

	2020	2019	2018	2020
	NIS in thousands			USD in thousands
Sale of goods manufactured by other corporations	453,375	394,707	338,245	141,019
Income from providing non-bank credit	719	930	-	223
Total sales	454,094	395,637	338,245	141,242